Retirement Plan - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of company's matching contribution with respect to each participant's contribution	100.00%
Company matching contributions to maximum employees eligible compensation	5.00%
Total company contributions to 401 (k) plan	$ 186	$ 292